(Loss) Per Share (Details) - Schedule of basic and diluted earnings per common share - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Numerator - basic and diluted
Net (Loss)	$ (6,460,841)	$ (4,975,635)	$ (10,441,365)	$ 9,057,384
Denominator
Weighted average number of common shares outstanding - basic and diluted	32,620,160	18,577,937	29,511,254	17,090,133
(Loss) per common share - basic and diluted	$ (0.1981)	$ (0.2678)	$ (0.3538)	$ 0.53